UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST
(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501(Address
of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

DAVID D. BASTEN, President
American Pension Investors Trust
2303 Yorktown Avenue
Lynchburg, Virginia 24501

Copy to:

DARRELL MOUNTS, ESQ.
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Washington, D.C. 20036

Date of fiscal year end: May 31

Date of reporting period: November 30, 2003

Item 1. Reports to Shareholders

GROWTH FUND

CAPITAL INCOME FUND

MULTIPLE INDEX TRUST

YORKTOWN CLASSIC VALUE TRUST

TREASURIES TRUST

SEMI-ANNUAL REPORT DATED NOVEMBER 30, 2003

Dear Fellow Shareholders:

Before beginning our normal market commentary, we would like to take this opportunity to welcome shareholders who have joined the API Trust family of funds and the Master Trust service. It is the strength of you, our rapidly growing shareholder base, which energizes all of our management team.

We are pleased to provide you with the API Trust semi-annual report for our four equity portfolios: the Growth Fund, Capital Income Fund, Yorktown Classic Value Trust and Multiple Index Trust, as well as our fixed income portfolio, the Treasuries Trust.

The following table summarizes fund performance for the five funds for the periods ended November 30, 2003.

	6 Months	12 Months
Growth	+19.18%	+27.16%
Capital Income	+16.24%	+24.24%
Yorktown Classic Value	+22.28%	+38.14%
Multiple Index	+20.11%	+24.86%
Treasuries	-0.92%	+0.50%

Strategy

Our strategy going forward is the same as in the past. We are dedicated to providing efficient and favorable asset allocation to you, our individual shareholders. Each of the four equity portfolios employs the broadest diversification that we believe is available within the fund industry. The holdings within the funds include individual stocks, bonds, specialized institutional funds, exchange traded index funds, and closed-end funds. All of the above mentioned securities are critical for efficient access to today’s free market global market place. As we look forward to the future, peace of mind comes with managing risk through diversification.

Looking Forward

The U.S. economy entered 2004 with a full head of steam. Forward-looking indicators almost universally signal improving conditions. Higher gold and commodity prices, plus strong growth in most global monetary aggregates, suggest that deflationary forces are a thing of the past and that demand is firming.

Economic growth is gaining momentum in the manufacturing and technology sectors as productivity gains are rising at the fastest pace in our economic history. Typically, growth will accelerate during presidential election years as the party in power attempts to retain the presidency.

The Federal Reserve has indicated a willingness to keep its key short-term interest rate (the federal funds rate) at a 45-year low of 1.00% for “a considerable period” of time. The consensus view remains that the Fed will likely tighten policy by perhaps one-half percent in this year’s middle quarters. The powerful manufacturing data released on January 2nd increases the chance the Fed will tighten modestly this year. Still, there remains a vocal camp of forecasters who expect the Fed to do nothing at all this year.

Modest job gains of the past four months are expected to give way to stronger gains this year and next. Most forecasts suggest an average net monthly rise of 150,000 jobs this year. The trend could be stronger still. The nation’s unemployment rate, currently 5.9%, could approach 5.5% by the end of the year. The nation’s long-beleaguered manufacturing sector is on the rise again. This sector, along with construction and mining, represent the industrial side of the U.S. economy. A recent release of the Institute for Supply Management (ISM) monthly survey was much stronger than expected. The overall index number at 66.2 was the sixth consecutive month of expansion. (Note: A number above 50 suggests expansion, while a number below 50 suggests contraction). More importantly, the 66.2 number was the strongest in 20 years. New factory orders reached 77.6 in December, the best number since 1950. The employment component at 55.5 was up from 51.0. These “growth numbers” follow 37 consecutive months below 50. The major risks to stronger growth remain geo-political and in regards to terrorism. Rising stock prices and the weaker dollar also bode well for U.S. economic performance this year. We will look more closely at these and other factors in coming weeks and months.

In closing, we remain optimistic about the prospects for financial reward. The future will probably resemble the past as free markets and the growth of free enterprise translate into superior performance for investors.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten	David M. Basten
President	CFS

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS

November 30, 2003

(Unaudited)

	Shares	Value

MUTUAL FUNDS — 67.98%

China Region Funds — 2.34%

Matthews China Fund	86,956	$1,164,348

European Region Funds — 1.44%

Vontobel Eastern Europe Equity Fund	61,163	716,220

Global Funds — 3.46%

Oakmark Global Fund	93,673	1,720,781

Health/Biotechnology Funds — 3.78%

Rydex Biotechnology Fund	99,126	1,881,414

International Funds — 10.67%

Harbor International Fund	41,542	1,456,049

Mercantile International Equity Fund	88,597	1,010,900

Oakmark International Fund	66,242	1,122,804

Oakmark International Small Cap Fund	113,515	1,712,947

		5,302,700

Large Cap Core Funds — 4.52%

ProFunds Bull Fund	46,824	2,246,621

Large Cap Growth Fund — 4.47%

Alger Capital Appreciation Fund	141,198	1,109,820

Alger Large Cap Growth Fund	122,801	1,110,128

		2,219,948

Mid Cap Growth Funds — 5.07%

Alger Mid Cap Growth Fund	156,041	1,217,124

Legg Mason Special Investment Trust	26,034	1,306,170

		2,523,294

Money Market Funds — 1.36%

Government Obligations Fund	673,594	673,594

Multi Cap Core Funds — 2.53%

Legg Mason Value Trust	21,023	1,259,718

Multi Cap Growth Funds — 5.32%

ProFunds OTC Fund	46,245	2,645,687

Pacific Region Funds — 4.75%

Matthews Korea Fund	243,055	1,103,472

Matthews Pacific Tiger Fund	100,707	1,256,835

		2,360,307

Science & Technology Funds — 2.87%

Dreyfus Premier Nextech Fund	348,685	1,426,126

Small Cap Core Funds — 2.51%

Buffalo Small Cap Fund	56,921	1,247,599

	Shares	Value

Small Cap Growth Fund — 12.89%

Alger Small Cap Growth Fund	309,192	$1,252,231

Brown IA Small Cap Growth Fund	125,911	1,227,639

Mercantile Capital Opportunities Fund	125,581	1,145,301

ProFunds Small Cap Fund	83,831	2,784,880

		6,410,051

Total Mutual Funds (cost $28,508,891)		33,798,408

COMMON STOCKS — 24.79%

Auto/Truck — 1.21%

Paccar, Inc.	7,500	601,575

Banks — 1.11%

CitiGroup, Inc.	11,700	550,368

Biotechnology — 1.20%

Gilead Sciences, Inc.	10,200	598,536

Computers — Hardware — 2.51%

EMC Corp.	46,000	632,040

Nvidia Corp.	29,000	613,350

		1,245,390

Computers — Software — 5.47%

Choicepoint, Inc.	16,000	612,000

DST Systems, Inc.	13,000	485,160

Findwhat.com, Inc.	29,000	439,350

Nuance Communications, Inc.	78,000	621,660

Yahoo, Inc.	13,010	559,170

		2,717,340

Consumer Products/Services — 1.18%

Apollo Group, Inc.	8,500	586,755

Drugs — 1.06%

aaiPharma, Inc.	29,000	527,220

Financial Services — 1.00%

Total System Services, Inc.	17,000	495,890

Hotel/Motel — 1.04%

Mandalay Resort Group	12,000	515,400

Household Products/Services — 1.02%

Bed Bath & Beyond, Inc.	12,000	506,880

Industrial Services — 1.22%

Verisign, Inc.	37,500	607,875

Instruments & Control — 1.13%

Garmin, Ltd.	10,000	560,200

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2003

(Unaudited)

	Shares	Value

Media — TV/Newspaper — 0.99%

Interactive Corp.	15,000	$492,750

Office Products/Services — 1.36%

Websense, Inc.	25,000	677,250

Security Brokers — 2.25%

Goldman Sachs Group, Inc.	5,000	480,400

Legg Mason, Inc.	8,000	637,680

		1,118,080

Utilities — Telecommunications — 1.04%

Level 3 Communications, Inc.	94,500	517,860

Total Common Stocks (cost $9,625,937)		12,319,369

EXCHANGE TRADED FUNDS — 7.23%

i Shares Russell 1000 Fund	11,000	498,520

i Shares Russell 2000 Fund	10,000	591,000

i Shares Russell 3000 Fund	13,000	477,880

i Shares Russell Mid Cap Growth Fund	7,500	547,725

i Shares S&P 500 Barra	8,800	472,032

i Shares S&P Mid Cap 400	4,000	478,000

i Shares S&P Small Cap	6,000	530,340

Total Exchange Traded Funds (cost $3,343,636)		3,595,497

Total Investments (cost $41,478,464*)		$49,713,274

* Cost for Federal income tax purposes $41,478,464.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	8,497,916

Excess of tax cost over value	263,106

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2003

(Unaudited)

	Shares	Value

MUTUAL FUNDS — 45.92%

China Region Funds — 2.31%

Matthews China Fund	28,234	$378,056

Convertible Securities Funds — 3.47%

Victory Convertible Fund	48,562	566,729

Equity Income Funds — 3.17%

Parnassus Equity Income Fund	22,126	517,978

European Region Funds — 1.78%

Vontobel Eastern Europe Equity Fund	24,777	290,139

International Funds — 3.37%

Longleaf Partners International Fund	40,402	550,289

Mid Cap Value Funds — 3.62%

ProFunds Mid Cap Value Fund	18,330	592,067

Money Market Funds — 4.10%

Government Obligations Fund	670,782	670,782

Multi Cap Growth Funds — 3.87%

ProFunds OTC Fund	11,062	632,872

Pacific Region Funds — 5.55%

Matthews Asian Growth & Income Fund	40,795	543,809

Matthews Pacific Tiger Fund	29,170	364,042

		907,851

Real Estate Funds — 4.76%

CGM Realty Fund	11,574	295,718

Mercantile Diversified Real Estate Fund	36,704	481,566

		777,284

Small Cap Core Funds — 3.92%

ProFunds Small Cap Fund	19,295	640,986

Small Cap Value Funds — 6.00%

ProFunds Small Cap Value Fund	15,945	515,851

Victory Small Company Opportunity Fund	18,014	465,487

		981,338

Total Mutual Funds (cost $6,686,075)		7,506,371

	Shares	Value

COMMON STOCKS — 30.36%

Banks — 12.67%

Bank of New York Co., Inc.	7,000	$214,760

BB&T Corp.	6,200	244,032

CitiGroup, Inc.	8,000	376,320

J.P. Morgan Chase & Co.	12,000	424,320

Keycorp	7,900	219,541

Provident Financial Group, Inc.	8,000	247,680

Wells Fargo & Co.	6,000	343,980

		2,070,633

Basic Materials — 1.11%

Ferro Corp.	8,000	181,600

Building Materials/Supplies — 1.25%

PPG Industries, Inc.	3,500	204,645

Conglomerates — 2.61%

RPM International, Inc.	15,000	226,950

Textron, Inc.	4,000	199,360

		426,310

Energy — Oil — 1.45%

Marathon Oil Corp.	8,000	236,880

Financial Services — 2.91%

Alliance Capital Management Ltd.	8,000	257,600

Allied Capital Corp.	8,000	218,240

		475,840

Insurance — 1.63%

ING Group	12,315	265,511

Retailers — Department Stores — 2.02%

Sears, Roebuck and Co.	6,000	330,960

Savings & Loan’s/Thrifts — 1.68%

Washington Mutual, Inc.	6,000	274,860

Tobacco — 1.59%

Altria Group, Inc.	5,000	260,000

Utilities — Electric — 1.44%

Scana Corp.	7,000	235,060

Total Common Stocks (cost $4,040,468)		4,962,299

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

November 30, 2003

(Unaudited)

	Shares	Value

CLOSED END MUTUAL FUNDS — 18.43%

Alliance World Fund	20,000	$258,400

Alliance World II	19,000	247,000

Evergreen Income Advantage Fund	16,500	250,140

Franklin Universal Trust	40,000	221,200

Global Income Fund	48,000	228,480

Latin American Discovery Fund	14,000	164,500

Morgan Stanley Emerging Markets Debt Portfolio	27,000	254,880

Morgan Stanley Global Opportunity Bond Fund	34,000	255,000

Nuveen Quality Preferred Income Fund	14,500	226,200

PIMCO Strategic Global Government	17,000	202,300

Soloman Brothers Worldwide Income	14,500	242,875

Strategic Global Income Fund	17,000	245,480

Templeton Emerging Markets Fund	17,000	215,900

Total Closed End Mutual Funds (cost $2,773,237)		3,012,355

EXCHANGE TRADED FUNDS — 5.29%

i Shares Dow Jones U.S. Utilities Index Fund	5,500	300,575

i Shares S&P Global Financial Fund	10,000	563,400

Total Exchange Traded Funds (cost $656,585)		863,975

Total Investments (cost $14,156,365*)		$16,345,000

* Cost for Federal income tax purposes $14,156,365. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	2,209,800

Excess of tax cost over value	21,165

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

SCHEDULE OF INVESTMENTS

November 30, 2003

(Unaudited)

	Shares	Value

MUTUAL FUNDS — 48.78%

Health/Biotechnology Funds — 10.38%

Rydex Biotechnolgy Fund	110,997	$2,047,909

Large Cap Core Funds — 4.99%

North Track S&P 100 Plus Portfolio	33,189	983,737

Money Market Funds — 5.49%

Government Obligations Fund	1,082,008	1,082,008

Multi Cap Growth Funds — 12.40%

Rydex OTC Fund	261,298	2,445,753

S&P Index Objective Funds — 2.75%

Vanguard Index Trust 500 Portfolio	5,535	542,600

Science & Technology Funds — 12.77%

North Track PSE Tech 100 Index Portfolio	48,304	959,320

Rydex Electronics Fund	107,929	1,558,505

		2,517,825

Total Mutual Funds (cost $9,552,928)		9,619,832

The accompanying notes are an integral part of these financial statements.

	Shares	Value

EXCHANGE TRADED FUNDS — 51.22%

i Shares Goldman Sachs Networking Fund	28,500	$792,015

i Shares Goldman Sachs Semiconductor Fund	12,000	786,960

i Shares Goldman Sachs Software Fund	14,500	526,495

i Shares MSCI Australia Fund	43,000	545,670

i Shares MSCI Emerging Markets Index Fund	3,900	589,680

i Shares MSCI Hong Kong Index Fund	56,500	561,610

i Shares MSCI Taiwan Fund	52,000	576,160

i Shares Russell 1000 Index Fund	21,000	1,202,880

i Shares S&P 100 Index Fund	13,500	708,750

Rydex S&P 500 ETF Fund	4,800	619,920

SPDR — S&P Mid Cap 400 Index Fund	15,000	1,563,600

StreetTRACKS Fortune e-50 Fund	17,000	519,180

StreetTRACKS Morgan Stanley Internet Fund	44,500	534,000

StreetTRACKS Morgan Stanley High Tech 35 Fund	12,400	574,492

Total Exchange Traded Funds (cost $9,196,439)		10,101,412

Total Investments (cost $18,749,367*)		$19,721,244

* Cost for Federal income tax purposes $18,749,367. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	1,216,714

Excess of tax cost over value	244,837

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS

November 30, 2003

(Unaudited)

	Shares	Value

COMMON STOCKS — 86.24%

Advertising — 1.33%

Interpublic Group of Companies, Inc.	30,000	$427,500

Aerospace/Defense — 2.83%

Boeing Company	12,000	460,680

Kroll, Inc.	18,891	452,439

		913,119

Auto Parts & Accessories — 1.66%

American Axle & Manufacturing Holdings, Inc.	13,500	535,005

Auto/Truck — 1.32%

Sonic Automotive, Inc.	19,000	426,550

Banks — 12.97%

BB&T Corp.	11,000	432,960

Bank of New York Co., Inc.	14,000	429,520

CitiGroup, Inc.	11,000	517,440

Fleet Boston Financial Corp.	10,000	406,000

J.P. Morgan Chase & Co.	14,000	495,040

Mellon Financial Corp.	15,000	432,000

Mercantile Bankshares Corp.	10,000	444,500

Sun Trust Banks, Inc.	7,000	497,350

Wachovia Corp.	11,500	526,125

		4,180,935

Basic Materials — 1.48%

Phelps Dodge Corp.	7,500	477,600

Communications — 1.47%

Intersil Corp.	18,000	475,380

Computers — Hardware — 3.40%

Cisco Systems, Inc.	25,000	566,500

McData Corp.	50,000	529,000

		1,095,500

Computers — Software — 3.31%

Internet Security Systems, Inc.	30,000	509,100

MIM Corp.	79,000	556,950

		1,066,050

Conglomerates — 1.78%

Headwaters, Inc.	30,000	572,400

	Shares	Value

Diversified Technology — 3.53%

Texas Instruments, Inc.	19,000	$565,440

Tyco International Limited	25,000	573,750

		1,139,190

Drugs — 1.36%

McKesson Corp.	15,000	438,000

Drug Stores — 1.80%

CVS Corp.	15,500	580,630

Electronics — 3.42%

Applied Micro Circuits Corp.	80,000	516,800

Flextronics International Limited	36,500	585,095

		1,101,895

Financial Services — 10.07%

American Express Co.	9,500	434,245

Capital One Financial Corp.	8,000	477,760

CIT Group, Inc.	15,000	523,050

Fannie Mae	6,300	441,000

John Hancock Financial Services, Inc.	13,000	477,750

MBNA Corp.	20,000	490,400

Moody’s Corp.	7,000	400,960

		3,245,165

Home Construction/Manufacturing — 1.66%

Beazer Homes USA, Inc.	5,000	533,550

Hospital/Medical Care — 6.26%

Anthem, Inc.	6,500	468,780

Sunrise Senior Living, Inc.	18,000	621,360

United Health Group, Inc.	8,000	431,200

Wackenhut Corrections Corp.	23,000	497,950

		2,019,290

Industrial Services — 1.43%

Concord EFS, Inc.	40,000	459,600

Instruments & Controls — 1.27%

KLA-Tencor Corp.	7,000	410,270

Insurance — 2.46%

Chubb Corp.	6,000	392,700

Erie Indemnity Company	10,000	401,500

		794,200

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

SCHEDULE OF INVESTMENTS, Continued

November 30, 2003

(Unaudited)

	Shares	Value

Media — TV/Newspaper — 2.66%

Liberty Media	40,560	$448,188

USA Interactive, Inc.	12,500	410,625

		858,813

Railroads — 1.37%

CSX Corp.	13,000	440,570

Retailers — Department Stores — 4.14%

Federated Department Stores, Inc.	9,000	441,810

Sears, Roebuck and Co.	8,000	441,280

TJX Companies, Inc.	20,000	451,800

		1,334,890

Securities Brokers — 11.90%

Bear Stearns Cos., Inc.	7,000	507,220

E*Trade Financial Corp.	45,000	487,350

Goldman Sachs Group, Inc.	6,000	576,480

Legg Mason Inc.	8,000	637,680

Lehman Brothers Holdings Inc.	7,000	505,470

Merrill Lynch & Co., Inc.	10,000	567,500

Morgan Stanley, Dean Witter, Discover & Co.	10,000	552,800

		3,834,500

Utilities — Telecommunications — 1.36%

Level 3 Communications, Inc.	80,000	438,400

Total Common Stocks (cost $21,538,817)		27,799,002

	Shares	Value

CLOSED END MUTUAL FUNDS — 2.84%

India Fund, Inc.	24,000	$459,600

Royce Micro-Cap Trust, Inc.	35,000	456,750

Total Closed End Mutual Funds (cost $831,602)		916,350

EXCHANGE TRADED FUNDS — 10.92%

i Shares Russell 1000 Value Fund	9,000	497,250

i Shares Russell 2000 Value Fund	3,000	468,900

i Shares S&P Mid Cap 400 Barra Value Fund	5,000	535,350

i Shares S&P Value Fund	9,000	473,310

i Shares Small Cap 600 Fund	5,000	492,200

StreetTRACKS Dow Jones U.S. Small Cap Value Index Fund	3,500	558,285

StreetTRACKS Fortune 500 Index Fund	6,500	493,247

Total Exchange Traded Funds (cost $2,952,677)		3,518,542

Total Investments (cost $25,323,096*)		$32,233,894

* Cost for Federal income tax purposes $25,323,096. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	6,986,052

Excess of tax cost over value	75,254

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

SCHEDULE OF INVESTMENTS

November 30, 2003

(Unaudited)

	Principal/ Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 91.60%

United States Treasury Notes

12.00%, due 5/15/05	$9,555,000	$10,980,788

MONEY MARKET FUNDS — 8.40%

Government Obligations Fund	1,006,850	1,006,850

Total Investments (cost $12,055,615*)		$11,987,638

* Cost for Federal income tax purposes $12,055,615. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	—

Excess of tax cost over value	67,977

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

November 30, 2003

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Assets

Investments at value (identified cost of $41,478,464; $14,156,365; $18,749,367; $25,323,096; and $12,055,615, respectively)	$49,713,274	$16,345,000	$19,721,244	$32,233,894	$11,987,638

Interest receivable					46,827

Receivable for securities sold				423,896

Receivable from advisor					927

Other assets	118,768	59,034	52,992	109,852	24,887

Total assets	49,832,042	16,404,034	19,774,236	32,767,642	12,060,279

Liabilities

Accrued distribution fees	40,088	7,721		17,748

Accrued advisory fees	39,793	6,434	7,859	17,748

Borrowings for purchase of securities				7,662,000

Payable for securities purchased		349,248	690,027	421,308

Accrued interest expense				15,873

Other liabilities	62,054	16,903	17,092	57,648	17,788

Total liabilities	141,935	380,306	714,978	8,192,325	17,788

Net assets	$49,690,107	$16,023,728	$19,059,258	$24,575,317	$12,042,491

Shares of beneficial interest outstanding (unlimited number of no par value shares authorized)	5,032,255	986,104	1,679,226	1,709,122	1,117,166

Net asset value and offering price per share outstanding	$9.88	$16.25	$11.35	$14.38	$10.77

Net assets consist of

Paid-in capital	52,655,847	15,624,978	20,590,418	19,907,105	11,953,980

Accumulated net investment income (loss)	(477,057)	69,675	(66,116)	(203,429)	58,539

Accumulated net realized gain (loss) from security transactions	(10,723,493)	(1,859,560)	(2,436,921)	(2,039,157)	97,949

Unrealized appreciation (depreciation) on investments	8,234,810	2,188,635	971,877	6,910,798	(67,977)

Net assets applicable to outstanding shares of beneficial interest	$49,690,107	$16,023,728	$19,059,258	$24,575,317	$12,042,491

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF OPERATIONS

for the six months ended November 30, 2003

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Investment income

Dividends	$154,904	$183,800	$32,548	$140,298

Interest	3,751	2,652	2,388	62	$85,684

Total income	158,655	186,452	34,936	140,360	85,684

Expenses

Investment advisory fees	224,234	41,066	56,589	91,476	27,065

Distribution fees	224,234	34,221		91,476

Transfer agent fees	102,399	32,100	33,000	38,049	24,549

Custodial fees	10,172	3,159	4,082	6,043	3,400

Professional fees	26,850	7,651	8,949	10,914	10,649

Registration fees	7,334	6,935	6,985	7,716	6,985

Trustee fees	10,250	1,674	1,825	1,987	1,801

Insurance	18,527	4,196	5,483	6,733	4,553

Shareholder reports	7,054	1,878	2,014	2,332	1,454

Miscellaneous	8,899	3,700	3,850	4,451	3,051

Total operating expenses	639,953	136,580	122,777	261,177	83,507

Less expenses waived by investment advisor	(4,241)		(21,725)		(25,317)

Net operating expenses	635,712	136,580	101,052	261,177	58,190

Interest expense				82,612

Total expenses	635,712	136,580	101,052	343,789	58,190

Net investment income (loss)	(477,057)	49,872	(66,116)	(203,429)	27,494

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from security transactions	2,814,634	417,461	1,383,870	946,672	97,949

Capital gain distributions from mutual funds	4,936	47,852

Change in unrealized appreciation on investments	5,441,532	1,564,079	1,631,245	3,434,024	(230,749)

Net realized and unrealized gain (loss) on investments	8,261,102	2,029,392	3,015,115	4,380,696	(132,800)

Net increase (decrease) in net assets resulting from operations	$7,784,045	$2,079,264	$2,948,999	$4,177,267	$(105,306)

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

STATEMENT OF CASH FLOWS

for the six months ended November 30, 2003

(Unaudited)

Cash provided (used) by operations

Purchases of portfolio securities	$(14,674,505)

Proceeds from sales of portfolio securities	7,807,734

Net investment loss	(203,429)

Net change in receivables/payables related to operations	4,718

Net cash used by operating activities		$(7,065,482)

Cash provided (used) by financing activities

Sales of capital shares	6,365,860

Repurchase of capital shares	(2,182,378)

Cash provided by capital share transactions	4,183,482

Cash provided by borrowing, net of borrowings repaid

of $6,250,000	2,882,000

Net cash provided by financing activities		7,065,482

Net change in cash		—

Cash

Beginning of period		—

End of period		$—

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended November 30, 2003

(Unaudited)

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Operations

Net investment income (loss)	$(477,057)	$49,872	$(66,116)	$(203,429)	$27,494

Net realized gain (loss) from security transactions	2,814,634	417,461	1,383,870	946,672	97,949

Capital gain distributions from mutual funds	4,936	47,852

Net change in unrealized appreciation on investments	5,441,532	1,564,079	1,631,245	3,434,024	(230,749)

Increase (decrease) in net assets resulting from operations	7,784,045	2,079,264	2,948,999	4,177,267	(105,306)

Distributions

From net investment income					(52,963)

Decrease in net assets resulting from distributions					(52,963)

Capital share transactions

Proceeds from sale of shares	7,243,376	3,619,484	4,240,484	6,401,860	2,548,280

Value of shares issued upon reinvestment of dividends					49,184

Cost of shares redeemed	(4,445,178)	(1,048,053)	(1,446,951)	(2,222,490)	(6,527,281)

Increase (decrease) in net assets resulting from) capital share transactions	2,798,198	2,571,431	2,793,533	4,179,370	(3,929,817)

Total increase (decrease) in net assets	10,582,243	4,650,695	5,742,532	8,356,637	(4,088,086)

Net assets

Beginning of period	39,107,864	11,373,033	13,316,726	16,218,680	16,130,577

End of period	$49,690,107	$16,023,728	$19,059,258	$24,575,317	$12,042,491

Share transactions

Shares sold	806,814	243,478	408,616	504,024	234,397

Shares reinvested					4,527

Shares redeemed	493,783	70,723	138,970	174,502	600,282

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended May 31, 2003

	Growth Fund	Capital Income Fund	Multiple Index Trust	Yorktown Classic Value Trust	Treasuries Trust

Operations

Net investment income (loss)	$(898,022)	$3,116	$(47,797)	$(245,794)	$206,485

Net realized gain (loss) from security transactions	(7,504,854)	(2,227,272)	(1,173,892)	(2,102,290)	303,165

Capital gain distributions from mutual funds	174,448	68,807

Net change in unrealized appreciation on investments	4,089,782	1,362,968	297,649	1,308,409	148,922

Increase (decrease) in net assets resulting from operations	(4,138,646)	(792,381)	(924,040)	(1,039,675)	658,572

Distributions

From net investment income					(223,560)

Decrease in net assets resulting from distributions					(223,560)

Capital share transactions

Proceeds from sale of shares	5,571,731	4,543,122	4,397,867	8,948,245	14,014,139

Value of shares issued upon reinvestment of dividends					204,979

Cost of shares redeemed	(9,578,774)	(2,844,323)	(4,092,745)	(7,860,497)	(7,865,634)

Increase (decrease) in net assets resulting from capital share transactions	(4,007,043)	1,698,799	305,122	1,087,748	6,353,484

Total increase (decrease) in net assets	(8,145,689)	906,418	(618,918)	48,073	6,788,496

Net assets

Beginning of year	47,253,553	10,466,615	13,935,644	16,170,607	9,342,081

End of year	$39,107,864	$11,373,033	$13,316,726	$16,218,680	$16,130,577

Share transactions

Shares sold	766,215	353,176	520,190	876,716	1,293,419

Shares reinvested					19,021

Shares redeemed	1,303,447	223,383	491,374	748,866	724,187

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

GROWTH FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2003	For the Years Ended May 31,

	(Unaudited)	2003	2002	2001	2000	1999

For a share outstanding throughout each year/period

Net asset value, beginning of year/period	$8.29	$8.99	$11.56	$15.55	$14.19	$14.13

Income from investment operations

Net investment loss	(0.09)	(0.19)	(0.20)	(0.22)	(0.25)	(0.21)

Net realized and unrealized gain (loss) on investments	1.68	(0.51)	(1.83)	(2.07)	3.35	1.32

Total income (loss) from investment operations	1.59	(0.70)	(2.03)	(2.29)	3.10	1.11

Distributions

From net realized gain on security transactions	—	—	(0.54)	(1.70)	(1.74)	(1.05)

Total distributions	—	—	(0.54)	(1.70)	(1.74)	(1.05)

Net asset value, end of year/period	$9.88	$8.29	$8.99	$11.56	$15.55	$14.19

Total return (1)	19.18%	(7.79)%	(17.94)%	(16.82)%	24.17%	8.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$49,690	$39,108	$47,254	$63,761	$88,459	$71,764

Ratio of expenses to average net assets (2)	2.85%	2.94%	2.76%	2.42%	2.42%	2.32%

Ratio of net investment loss to average net assets	(2.14)%	(2.41)%	(1.93)%	(1.63)%	(1.79)%	(1.49)%

Portfolio turnover rate	121%	97%	57%	60%	61%	86%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.87%, 2.98%, 2.76%, 2.57%, 2.57%, and 2.58%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2003	For the Years Ended May 31,

	(Unaudited)	2003	2002	2001	2000	1999

For a share outstanding throughout each year/period

Net asset value, beginning of year/period	$13.98	$15.31	$16.54	$22.83	$23.03	$22.96

Income from investment operations

Net investment income (loss)	0.05	0.01	(0.13)	0.03	0.15	0.02

Net realized and unrealized gain (loss) on investments	2.22	(1.34)	(1.07)	(2.37)	1.90	1.38

Total income (loss) from investment operations	2.27	(1.33)	(1.20)	(2.34)	2.05	1.40

Distributions

From net investment income	—	—	(0.01)	(0.16)	(0.50)	—

From net realized gain on security transactions	—	—	(0.02)	(3.79)	(1.75)	(1.33)

Total distributions	—	—	(0.03)	(3.95)	(2.25)	(1.33)

Net asset value, end of year/period	$16.25	$13.98	$15.31	$16.54	$22.83	$23.03

Total return (1)	16.24%	(8.69)%	(7.30)%	(11.32)%	9.49%	6.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,024	$11,373	$10,467	$9,952	$11,074	$13,823

Ratio of expenses to average net assets (2)	2.00%	2.17%	2.13%	1.84%	1.43%	1.34%

Ratio of net investment income (loss) to average net assets	0.73%	0.03%	(0.97)%	(0.27)%	(0.82)%	(0.09)%

Portfolio turnover rate	90%	100%	30%	89%	53%	79%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of expenses to average net assets would have been 2.00%, 2.28%, 2.24%, 2.09%, 1.84%, and 1.94%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

MULTIPLE INDEX TRUST

FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2003	For the Years Ended May 31,

	(Unaudited)	2003	2002	2001	2000	1999

For a share outstanding throughout each year/period

Net asset value, beginning of year/period	$9.45	$10.09	$12.14	$14.96	$12.70	$11.04

Income from investment operations

Net investment loss	(0.04)	(0.03)	(0.05)	(0.05)	(0.01)	(0.01)

Net realized and unrealized gain (loss) on investments	1.94	(0.61)	(2.00)	(2.43)	2.49	1.91

Total income (loss) from investment operations	1.90	(0.64)	(2.05)	(2.48)	2.48	1.90

Distributions

From net investment income	—	—	—	—	(0.12)	—

From net realized gain on security transactions	—	—	—	(0.32)	(0.10)	(0.24)

In excess of realized gains	—	—	—	(0.02)	—	—

Total distributions	—	—	—	(0.34)	(0.22)	(0.24)

Net asset value, end of year/period	$11.35	$9.45	$10.09	$12.14	$14.96	$12.70

Total return (1)	20.11%	(6.34)%	(16.89)%	(16.76)%	19.46%	17.49%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$19,059	$13,317	$13,936	$13,764	$11,404	$5,612

Ratio of expenses to average net assets (2)	1.25%	1.22%	1.25%	1.24%	1.24%	1.23%

Ratio of net investment loss to average net assets	(0.82)%	(0.40)%	(0.54)%	(0.38)%	(0.11)%	(0.09)%

Portfolio turnover rate	128%	31%	43%	20%	17%	35%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.53%, 1.77%, 1.57%, 1.44%, 1.50%, and 2.16%, respectively.

The accompanying notes are an integral part of the financial statements.

AMERICAN PENSION INVESTORS TRUST

YORKTOWN CLASSIC VALUE TRUST

FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2003	For the Years Ended May 31,

	(Unaudited)	2003	2002	2001	2000	1999

For a share outstanding throughout each year/period

Net asset value, beginning of year/period	$11.76	$12.92	$17.44	$15.94	$16.09	$14.90

Income from investment operations

Net investment loss	(0.12)	(0.18)	(0.33)	(0.35)	(0.43)	(0.41)

Net realized and unrealized gain on investments	2.74	(0.98)	(4.19)	2.51	1.78	2.79

Total income (loss) from investment operations	2.62	(1.16)	(4.52)	2.16	1.35	2.38

Distributions

From net realized gain on security transactions	—	—	—	(0.66)	(1.50)	(1.19)

Total distributions	—	—	—	(0.66)	(1.50)	(1.19)

Net asset value, end of year/period	$14.38	$11.76	$12.92	$17.44	$15.94	$16.09

Total return (1)	22.28%	(8.98)%	(25.92)%	13.25%	9.61%	17.80%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$24,575	$16,219	$16,171	$19,334	$13,857	$15,587

Ratio of operating expenses to average net assets (2)	2.57%	2.57%	2.59%	2.47%	2.27%	2.44%

Ratio of total expenses to average net assets (3)	3.38%	3.50%	3.73%	4.21%	4.00%	4.77%

Ratio of net investment income to average net assets	(2.00)%	(1.79)%	(2.37)%	(2.13)%	(2.33)%	(2.82)%

Portfolio turnover rate	61%	117%	73%	82%	113%	187%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor and distributor, the ratio of operating expenses to average net assets would have been 2.57%, 2.84%, 2.59%, 2.47%, 2.42%, and 2.60%, respectively.

(3)	Without fees waived by the investment advisor and distributor, the ratio of total expenses to average net assets would have been 3.38%, 3.77%, 3.73%, 4.21%, 4.15%, and 4.92%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

TREASURIES TRUST

FINANCIAL HIGHLIGHTS

	For the Six Months Ended Nov. 30, 2003	For the Years Ended May 31,

	(Unaudited)	2003	2002	2001	2000	1999

For a share outstanding throughout each year/period

Net asset value, beginning of year/period	$10.91	$10.49	$10.58	$10.02	$10.53	$10.63

Income from investment operations

Net investment income	0.04	0.16	0.34	0.57	0.80	0.58

Net realized and unrealized gain (loss) on investments	(0.14)	0.46	0.04	0.74	(0.68)	(0.02)

Total income from investment operations	(0.10)	0.62	0.38	1.31	0.12	0.56

Distributions

From net investment income	(0.04)	(0.20)	(0.47)	(0.75)	(0.51)	(0.64)

From net realized gain on security transactions	—	—	—	—	(0.12)	(0.02)

Total distributions	(0.04)	(0.20)	(0.47)	(0.75)	(0.63)	(0.66)

Net asset value, end of year/period	$10.77	$10.91	$10.49	$10.58	$10.02	$10.53

Total return (1)	(0.92)%	5.90%	3.67%	13.25%	1.30%	5.11%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$12,042	$16,131	$9,342	$6,577	$3,887	$7,504

Ratio of expenses to average net assets (2)	0.86%	0.86%	0.85%	0.85%	0.76%	0.87%

Ratio of net investment income to average net assets	0.41%	1.59%	3.45%	6.53%	6.72%	5.49%

Portfolio turnover rate	207%	77%	227%	0%	126%	231%

(1)	Does not reflect contingent deferred sales charge.

(2)	Without fees waived by the investment advisor, the ratio of expenses to average net assets would have been 1.26%, 1.27%, 1.37%, 1.53%, 1.48%, and 1.79%, respectively.

The accompanying notes are an integral part of these financial statements.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS

(Information as of and for the six months ended November 30, 2003 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multiple Index Trust, Yorktown Classic Value Trust and Treasuries Trust (collectively the “Funds”).

The Growth Fund’s investment objective is growth of capital. The fund seeks to achieve its objective by investing primarily in (1) mutual funds (“underlying funds”) that seek long-term capital growth or appreciation by investing primarily in common stock or convertible securities and (2) securities that represent interests in a portfolio of common stocks designed to track the price and dividend yield performance of a broad-based securities index (“index securities”). The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Capital Income Fund’s primary investment objective is to seek to achieve high current income. The fund’s secondary objective is growth of capital and income. The fund seeks to achieve its objectives by investing at least 65% of its assets in (1) underlying funds that seek to achieve an objective of high current income by investing in income-producing equity securities, long- or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock); and (2) index securities. The fund may also invest 35% of its total assets directly in equity and debt market securities of U.S. issuers.

The Multiple Index Trust’s investment objective is to maximize total return from capital growth and income. The fund seeks to achieve its objective by investing at least 80% of its net assets in shares of underlying funds and index securities whose portfolios mirror those of one index or another of market securities.

The primary objective of the Yorktown Classic Value Trust is growth of capital; income is a secondary objective. The fund seeks to achieve these objectives by investing primarily in equity securities which its investment advisor believes are undervalued in relation to the quality of the securities and the long-term earning power of their issuers, regardless of short-term indicators.

The Treasuries Trust’s investment objective is to seek current income while limiting credit risk. The fund seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of the U.S. government.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in underlying funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Equity securities, including index securities, listed or regularly traded on a securities exchange are valued at the last quoted sales price on the exchange where they are principally traded. U.S. Treasury securities are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Borrowings

The Yorktown Classic Value Trust is permitted to borrow up to one-third of the value of its net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging. As of November 30, 2003, the balance due for securities purchased through leveraging was $7,662,000. The average daily balance during the period ended November 30, 2003 was $6,370,011 or $4.05 per share, based on average shares outstanding of 1,574,399. The maximum amount of borrowings outstanding at any month-end during the period was $7,662,000. Yorktown Classic Value Trust’s investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold or repledged.

Interest is charged at a rate of 1.50% plus the Fed Funds rate (2.5625% as of November 30, 2003). Interest expense for the Yorktown Classic Value Trust amounted to $82,612 for the period ended November 30, 2003.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Acounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Investment Advisory Agreement

Yorktown Management & Research Company, Inc. (the “Advisor”), whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment advisor and manager. For its services, the Advisor receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the first $100 million of the average daily net assets of the Growth Fund and ..75% of the average daily net assets exceeding $100 million; .60% of the average daily net assets of the Capital Income Fund; .70% of the average daily net assets of the Multiple Index Trust; .90% of the average daily net assets of the Yorktown Classic Value Trust and .40% of the average daily net assets of the Treasuries Trust. The Advisor reduces its advisory fees (not below zero) to the extent that the Distributor (see Note 4) receives any dealer reallowances or 12b-1 fees resulting from a Fund’s purchase of shares of underlying funds. During the period ended November 30, 2003, the Advisor waived $4,241 of its fees for the Growth Fund.

4.	Distribution Plan and Fees

Yorktown Distributors, Inc. (the “Distributor”) distributes shares of the Growth Fund, Capital Income Fund and Yorktown Classic Value Trust pursuant to a Rule 12b-1 distribution plan adopted by the Trust. The plan provides that the Distributor shall receive annual fees of 1.00% of the Growth Fund’s average daily net assets; .50% of the Capital Income Fund’s average daily net assets and .90% of the Yorktown Classic Value Trust’s average daily net assets.

In addition, to the extent possible, the Distributor is generally designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of underlying load fund shares by a Fund. During the period ended November 30, 2003, the Distributor received $4,241 from brokerage commissions earned on its execution of purchases of portfolio investments for the Growth Fund. The principal stockholder of the Distributor is also a trustee of the Trust.

A 1.50% contingent deferred sales charge in generally imposed on redemptions made within five years of the date that fund shares are purchased. Consequently, redemption value may differ from net asset value.

AMERICAN PENSION INVESTORS TRUST

NOTES TO FINANCIAL STATEMENTS, Continued

5.	Investment Activity

For the period ended November 30, 2003, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$28,737,600	$26,523,848	$—	$—
Capital Income Fund	8,550,608	5,920,756	—	—
Multiple Index Trust	12,907,174	10,019,163	—	—
Yorktown Classic Value Trust	14,810,240	8,231,630	—	—
Treasuries Trust	—	—	10,238,318	13,549,895

SHAREHOLDER SERVICES

API Trust

P.O. Box 8595

Boston, Massachusetts 02266-8595

(888) 933-8274

For Overnight Deliveries:

API Trust

66 Brooks Drive

Braintree, Massachusetts 02184

EXECUTIVE OFFICES

American Pension Investors Trust

P.O. Box 2529

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics

Form N-CSR disclosure requirement not required for registrant’s semi-annual report.

Item 3. Audit Committee Financial Expert

Form N-CSR disclosure requirement not required for registrant’s semi-annual report.

Item 4. Principal Accountant Fees and Services

Form N-CSR disclosure requirement not required for registrant’s semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable to the registrant.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the President and Chief Financial Officer of American Pension Investors Trust have concluded that such disclosure controls and procedures are effective as of January 28, 2004.

(b)

There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of American Pension Investors Trust that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 10. Exhibits

(a)	Form N-CSR disclosure requirement not applicable with respect to registrant’s semi-annual report.

(b)

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                          AMERICAN PENSION INVESTORS TRUST

Date: February 2, 2004

/s/David D. Basten David D. Basten President

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: February 2, 2004

/s/David D. Basten David D. Basten President

Date: February 2, 2004

/s/Charles D. Foster Charles D. Foster Chief Financial Officer